Property, Plant and Equipment - Summary of Cost Evolution for Exploratory Wells in Evaluation Stage (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment Cost Evolution [line items]
Amount at beginning of year	$ 17,510	$ 16,003
Amount at end of year	17,712	17,510	$ 16,003
Disclosure of Property plant and Equipment Cost evolution for the exploratory wells in evaluation stage [member]
Disclosure Of Property Plant And Equipment Cost Evolution [line items]
Amount at beginning of year	15	19	30
Additions pending the determination of proved reserves	16	20	6
Decreases charged to exploration expenses		(3)
Reclassifications to mineral property, wells and related equipment with proved reserves	(5)	(21)	(17)
Amount at end of year	$ 26	$ 15	$ 19